INCOME TAX	12 Months Ended
Dec. 31, 2018
Disclosure of income tax [Abstract]
INCOME TAX
35	INCOME TAX

In December 2004, Grindrod Shipping Pte. Ltd. was granted incentives under the Approved International Shipping Enterprise Incentive (“AIS”) Scheme, with effect from 10 June 2004. The incentives to the company were extended in October 2014, with effect from 10 June 2014. As such, the shipping profits of Grindrod Shipping Pte. Ltd. are exempted from income tax under Section 13F of the Singapore Income Tax Act. The shipping profits of the subsidiaries incorporated in Singapore are exempted from income tax under Section 13A of the Singapore Income Tax Act.

The tax rate used for the 2018, 2017 and 2016 reconciliations below is the corporate tax rate of 17% payable by corporate entities in Singapore on taxable profits under tax law in that jurisdiction. The corporate taxation rates payable by the South African entities in terms of the tax law in South Africa is 28% (2017: 28% and 2016: 28%).

	2018	2017	2016
	US$’000	US$’000	US$’000
Current tax
In respect of the current year	467	3,694	2,403
Capital gains taxation	1,797	-	-
In respect of prior years	(364)	15	48
	1,900	3,709	2,451
Deferred tax
In respect of the current year	(505)	(421)	1,382
In respect of prior years	(6)	(62)	16
	(511)	(483)	1,398
	1,389	3,226	3,849

The total charge for the year can be reconciled to the accounting loss as follows:

	2018	2017	2016
	US$’000	US$’000	US$’000

Loss before tax	(19,251)	(57,586)	(39,860)

Income tax benefit calculated at corporate rate	(3,273)	(9,790)	(6,776)
Adjusted for:
Effect of income that is exempted from tax	1,619	-	(834)
Effect of expenses that are not deductible in determining taxable profit	2,057	9,632	5,337
Effect of different tax rates of subsidiaries operating in other jurisdictions	(107)	(851)	873
Effect of tax losses disallowed to be brought forward	1,494	4,277	5,185
(Over)underprovision of tax in prior year	(128)	(47)	64
Effect of different tax rate applied for capital gains	(273)	-	-
Withholding tax	-	5	-
	1,389	3,226	3,849